UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 4, 2006

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		42

FORM 13F Information Table Value Total:	$39,375,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1544    33317 SH       SOLE                    33317
ASML Holding N V ADR           COM              N07059111     1395    69007 SH       SOLE                    69007
ATMI Inc.                      COM              00207R101      411    16695 SH       SOLE                      395             16300
Amdocs                         COM              G02602103      819    22366 SH       SOLE                    22366
American Science & Engineering COM              029429107      248     4282 SH       SOLE                       42              4240
Armor Holdings Inc.            COM              042260109      586    10685 SH       SOLE                      130             10555
BJ's Restaurants Inc.          COM              09180C106      936    41908 SH       SOLE                    17008             24900
Bio Reference Lab              COM              09057G602      812    37302 SH       SOLE                     7092             30210
Biovail Corporation            COM              09067J109     2471   105548 SH       SOLE                    75648             29900
Blue Earth Refineries          COM              G11999102      157   124633 SH       SOLE                   124633
CR Bard                        COM              067383109      951    12984 SH       SOLE                    12984
China Medical Technology ADS   COM              169483104     1155    57772 SH       SOLE                    30857             26915
Claire's Stores                COM              179584107      297    11657 SH       SOLE                      107             11550
Dell Inc.                      COM              247025109      402    16441 SH       SOLE                    16441
Fuelnation, Inc.               COM              359528205       65   251780 SH       SOLE                   251780
General Electric               COM              369604103      724    21961 SH       SOLE                    21961
Helen of Troy Limited          COM              G4388N106      892    48483 SH       SOLE                    26158             22325
Home Depot                     COM              437076102      215     6000 SH       SOLE                     6000
Inksure Technology             COM              45727E106      463   220579 SH       SOLE                   131199             89380
Intel Corp.                    COM              458140100      479    25189 SH       SOLE                    25189
Jetblue Airways                COM              477143101      803    66118 SH       SOLE                    29488             36630
KHD Humboldt Wedag Inter'l Ltd COM              482462108     2852   106145 SH       SOLE                    73885             32260
KV Pharmaceutical Cl A         COM              482740206     2500   133991 SH       SOLE                    89411             44580
Kensey Nash Corp.              COM              490057106     1850    62717 SH       SOLE                    42547             20170
L3 Communications Hldg         COM              502424104      973    12903 SH       SOLE                    12903
Mass Financial Corp. Class A   COM              P64605101      195   110337 SH       SOLE                    78077             32260
Mattson Technology             COM              577223100      173    17720 SH       SOLE                      710             17010
Monro Muffler Brake            COM              610236101      608    18662 SH       SOLE                     3452             15210
Mymetics Corp                  COM              62856A102       16   621828 SH       SOLE                   621828
NII Holdings                   COM              62913F201     1742    30901 SH       SOLE                    30901
Namtai Electronics             COM              629865205     1266    56600 SH       SOLE                    25200             31400
Novellus Systems               COM              670008101     1253    50733 SH       SOLE                    31993             18740
PetSmart Inc.                  COM              716768106      951    37156 SH       SOLE                    18956             18200
Pfizer                         COM              717081103      262    11148 SH       SOLE                    11148
QUALCOMM                       COM              747525103     1587    39602 SH       SOLE                    39602
Safenet Inc.                   COM              78645R107     1704    96139 SH       SOLE                    53479             42660
Scientific Games               COM              80874P109     2497    70113 SH       SOLE                    41295             28818
Semitool Inc.                  COM              816909105     1070   118585 SH       SOLE                    79210             39375
Staples Inc.                   COM              855030102      581    23849 SH       SOLE                    23849
Sur American Gold              COM              868905100      145   290760 SH       SOLE                   290760
Veeco Instr                    COM              922417100      321    13450 SH       SOLE                      575             12875
Zoltek                         COM              98975W104     1003    33559 SH       SOLE                    17055             16504